Debt and Capital Structure - Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes (Detail) - Long-Term Debt $ in Millions, $ in Millions	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 7,001	$ 11,021	$ 7,385	$ 12,113
U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	7,001	9,021	7,385	9,363
Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		2,000		2,750
3.80% due September 15, 2023 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 0	$ 0	115	146
Long-term debt, interest rate	3.80%	3.80%
4.00% due April 15, 2024 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 0	$ 0	269	341
Long-term debt, interest rate	4.00%	4.00%
5.38% due July 15, 2025 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 666	$ 858	666	844
Long-term debt, interest rate	5.38%	5.38%
4.25% due April 15, 2027 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 962	$ 1,239	962	1,220
Long-term debt, interest rate	4.25%	4.25%
4.40% due April 15, 2029 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 750	$ 967	750	951
Long-term debt, interest rate	4.40%	4.40%
2.65% due January 15, 2032 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 500	$ 644	500	634
Long-term debt, interest rate	2.65%	2.65%
5.25% due June 15, 2037 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 583	$ 751	583	739
Long-term debt, interest rate	5.25%	5.25%
6.80% due September 15, 2037 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 387	$ 498	387	490
Long-term debt, interest rate	6.80%	6.80%
6.75% due November 15, 2039 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 1,390	$ 1,792	1,390	1,763
Long-term debt, interest rate	6.75%	6.75%
4.45% due September 15, 2042 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 155	$ 200	155	197
Long-term debt, interest rate	4.45%	4.45%
5.20% due September 15, 2043 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 58	$ 74	58	73
Long-term debt, interest rate	5.20%	5.20%
5.40% due June 15, 2047 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 800	$ 1,031	800	1,014
Long-term debt, interest rate	5.40%	5.40%
3.75% due February 15, 2052 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 750	$ 967	$ 750	951
Long-term debt, interest rate	3.75%	3.75%
3.55% due March 12, 2025 | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 0		750
Long-term debt, interest rate	3.55%	3.55%
3.60% due March 10, 2027 | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 750		750
Long-term debt, interest rate	3.60%	3.60%
3.50% due February 7, 2028 | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 1,250		$ 1,250
Long-term debt, interest rate	3.50%	3.50%